MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND


--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT













--------------------------------------------------------------------------------

                            For the Six Months Ended
                                 June 30, 2001


Matrix Funds 2001 Mid-Year Shareholder Letter

Dear Matrix Shareholder,

Though 90% of Domestic US mutual funds enjoyed positive performance during the second quarter of 2001, portfolio gains fell well short of reversing the losses experienced during the first quarter. Among the 15 major fund categories tracked by Lipper Services, only 4 had achieved positive returns by mid-year. For the six months ended June 30, 2001, Matrix Growth and Matrix Emerging Growth Funds declined -12.59% and -17.48%, respectively. While the Russell 2000 gained 6.96% for the period, the S&P 500 index declined -6.61%. The Dow Jones Industrials and Nasdaq Composite were also in negative territory.

The weakness of the major market indexes was a continuation of the decline which began about a year ago. What appeared at that time to be a normal cyclical slow down has broadened out into a full scale rout of key economic sectors and stock groups. There is no single source of the current economic and stock market weakness; rather it reflects a wide range of influences based in both the real economy and the financial markets themselves.

The most prominent negative influence has been the continuing fall out from the excess corporate spending on information technology and telecommunications equipment in recent years and the avid enthusiasm of investors to fund this capital spending. The low cost of equity capital and competitive pressures to be the first with new systems and capabilities encouraged many enterprises to borrow heavily and increase capital outlays as fast as they acquired financing. Spending plans were based on "explosive customer demand" from large corporations as they adopted new models to manage suppliers and customers, and the undoubted promise of new wireless and fiber optic communication protocols and which would enable impressive gains in productivity.

Long before these various development plans could reach fruition it became painfully apparent that true final demand for many of these new communications and system capabilities was woefully short of what was required to justify the enormous capital expenditures underway. This started a chain reaction of canceled equipment orders, canceled stock and bond offerings, and sharp declines for many prominent growth stocks as operating and financial strains spilled over into many economic sectors.

At their peak in the spring of 2000, the combined telecommunications and computer technology companies comprised over 40% of the capitalization of the S&P 500. By midyear 2001 their capitalization had declined to less than 20% of the S&P 500 indicating the scale of the dramatic contraction in valuation they have suffered.

The Federal Reserve Board itself contributed to this protracted decline as it repeatedly raised benchmark interest rates in the face of the rising tide of borrowing and spending and heady stock market gains during 1999 and 2000. It is an understatement to say they have now reversed direction as monetary policy during 2001 has been vigorously expansionary on a nearly unprecedented scale.

At present the economy and stock market are coping with these conflicting influences as they play out. The continuing decline in reported and anticipated corporate earnings keeps downward pressure on stock prices, while the expanding monetary base and falling interest rates have created conditions favorable to renewed economic expansion. The unresolved issue is how much deeper corporations must cut into employment and other expenses before they regain profitability. The closer we are to this point the nearer we are to sustainable improvement in economic performance and better stock prices.

A fundamental underpinning of the improving environment is investors and consumers continuing confidence that better times do lay ahead. Lower tax rates, well behaved consumer goods and energy prices, and the prospect of the seasonal up-tick experienced by most industries as we approach year end should keep these key players in positive spirits. We are consequently basing portfolio strategies on anticipated across the board improvements in both the consumer and corporate sectors.

About the Matrix Funds

Matrix Emerging Growth Fund focuses on companies which the managers believe can produce superior three-to-five year revenue and profit growth. These attributes are typically found in companies concentrating their efforts on a single product, service, or technology. Matrix Growth Fund focuses on companies which have attained leadership in developed markets or diversified lines of business.

Sincerely,

Sena Weller Rohs Williams, Inc
June 30, 2001


                               MATRIX GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 85.9%

BUSINESS SERVICES - 1.3%
4,000             Convergys Corp.*                                      $121,000
                                                                     -----------

COMPUTERS - SOFTWARE: 3.6%
12,000            Intel Corp.                                            351,000
                                                                     -----------

CONGLOMERATES: 10.6%
21,000            General Electric Co.                                 1,023,750
                                                                     -----------

CONSUMER NON-CYCLICAL: 13.1%
14,000            Colgate Palmolive Co.                                  825,860
12,000            Schering-Plough Corp.                                  434,880
                                                                     -----------
                                                                       1,260,740
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES: 2.7%
4,000             Morgan Stanley Dean Witter & Co.                       256,920
                                                                     -----------

DIVERSIFIED MANUFACTURING: 3.4%
6,000             Tyco International Ltd.                                327,000
                                                                     -----------

DRUGS & PHARMACEUTICALS: 5.7%
13,750            Pfizer, Inc.                                           550,688
                                                                     -----------

ELECTRONIC COMPONENTS - SEMICONDUCTORS: 1.5%
6,000             Cypress Semiconductor Corp.*                           143,100
                                                                     -----------

ENERGY: 11.2%
12,000            Enron Corp.                                            588,000
5,561             Exxon Mobil Corp.                                      485,753
                                                                     -----------
                                                                       1,073,753
                                                                     -----------

ENVIRONMENTAL SERVICES: 2.2%
7,000             Waste Management, Inc.                                 215,740
                                                                     -----------

FINANCIAL: 4.8%
12,000            American Express Co.                                   465,600
                                                                     -----------

INSURANCE - MULTILINE: 5.4%
6,000             American International Group, Inc.                     516,000
                                                                     -----------

MEDICAL INSTRUMENTS: 9.0%
18,000            Biomet, Inc.                                           865,080
                                                                     -----------

PUBLISHING - NEWSPAPERS: 4.2%
10,000            Tribune Co.                                            400,100
                                                                     -----------

RETAIL: 1.9%
6,000             Bed Bath & Beyond, Inc.*                              $187,200
                                                                     -----------

TELECOMMUNICATIONS: 3.7%
10,000            AT&T Corp./Liberty Media Corp.*                        174,900
12,000            WorldCom, Inc.                                         170,400
   480            WorldCom, Inc. - MCI Group                               7,728
                                                                     -----------
                                                                         353,028
                                                                     -----------

TELECOMMUNICATIONS - EQUIPMENT: 1.6%
15,000            ADC Telecommunications, Inc.*                           99,000
6,000             Nortel Networks Corp.                                   54,540
                                                                     -----------
                                                                         153,540
                                                                     -----------

TOTAL COMMON STOCKS
           (cost $4,983,834)                                           8,264,239
                                                                     -----------


PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 14.3%

$1,370,554        Firstar Institutional
                  Money Market Fund
                  (cost $1,370,554)                                  $1,370,554
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
        (cost $6,354,388+):  100.2%                                   9,634,793
Liabilities in excess of
        Other Assets:  (0.2)%                                           (14,720)
                                                                    -----------

NET ASSETS: 100.0%                                                   $9,620,073
                                                                    ============

* Non-income producing security.
+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                                $4,119,049
        Gross unrealized depreciation                                  (838,644)
                                                                     ----------
        Net unrealized appreciation                                  $3,280,405
                                                                     ==========


See accompanying Notes to Financial Statements.



                          MATRIX EMERGING GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 99.8%

ADVERTISING: 1.1%
4,798             Havas Advertising S.A. - ADR *                        $ 52,202
                                                                    -----------

BIOTECHNOLOGY: 2.9%
2,800             Albany Molecular Research, Inc.*                       106,428
1,500             Exelixis Inc.                                           28,455
                                                                    -----------
                                                                         134,883
                                                                    -----------

CAPITAL GOODS: 1.6%
3,500             Capstone Turbine Corp.*                                 77,315
                                                                    -----------

CHEMICALS: 5.2%
3,000             Cambrex Corp.                                          151,740
1,700             OM Group, Inc.                                          95,625
                                                                    -----------
                                                                         247,365
                                                                    -----------

COMMERCIAL SERVICES: 0.8%
2,100             Surebeam Corp.                                          35,952
                                                                    -----------

COMMUNICATIONS - EQUIPMENT: 0.5%
1,800             Stratos Lightwave Inc.*                                 23,400
                                                                    -----------

COMMUNICATIONS - TECHNOLOGY: 1.6%
2,725             Avanex Corporation*                                     26,433
5,000             FLAG Telecom Holdings Ltd.*                             25,400
12,000            Metromedia Fiber Network, Inc.*                         24,480
                                                                    -----------
                                                                          76,313
                                                                    -----------

COMPUTERS - SOFTWARE: 10.5%
4,000             Advent Software, Inc.*                                 254,000
5,000             Cisco Systems, Inc.*                                    91,000
8,000             Oracle Corp.*                                          152,000
                                                                    -----------
                                                                         497,000
                                                                    -----------

DAY CARE: 2.7%
4,000             Bright Horizons Family Solutions, Inc.*                125,600
                                                                    -----------

DRUGS & Pharmaceuticals: 9.7%
4,000             Elan Corp Plc - ADR*                                   244,000
3,478             Watson Pharmaceuticals, Inc.*                          214,384
                                                                    -----------
                                                                         458,384
                                                                    -----------


EDUCATIONAL SOFTWARE: 3.0%
4,000             SmartForce Public Ltd. Co.*                           $140,920
                                                                    -----------

ELECTRIC POWER: 0.9%
1,800             Orion Power Holdings, Inc.*                             42,858
                                                                    -----------

ELECTRONIC INSTRUMENTS: 0.3%
1,000             Power-One, Inc.*                                        16,640
                                                                    -----------

ELECTRONICS: 4.4%
7,000             Applied Micro Circuits Corp.*                          120,400
2,000             Broadcom Corp.*                                         85,520
                                                                    -----------
                                                                         205,920
                                                                    -----------

ELECTRONICS - TECHNOLOGY: 0.7%
2,000             Active Power, Inc.                                      33,360
                                                                    -----------

FINANCIAL SERVICES: 4.8%
3,732             Radian Group, Inc.                                     150,959
3,500             Tucker Anthony Sutro Corp.                              77,000
                                                                    -----------
                                                                         227,959
                                                                    -----------

HEALTHCARE - PRODUCTS: 0.8%
1,500             Novoste Corp.                                           38,250
                                                                    -----------

HOSPITALS: 1.5%
2,000             Province Healthcare Company                             70,580
                                                                    -----------

INTERNET: 3.8%
3,729             Retek, Inc.*                                           178,768
                                                                    -----------

MEDIA AND BROADCASTING: 4.8%
12,000            Radio Unica Corp.*                                      35,760
16,000            Regent Communications, Inc.*                           191,840
                                                                    -----------
                                                                         227,600

                                                                    -----------
MEDICAL - BIOMEDICAL GENETICS: 1.3%
2,000             Arena Pharmaceuticals, Inc.                             60,980
                                                                    -----------

MEDICAL SERVICE & SUPPLIES: 7.3%
4,000             Express Scripts, Inc. - Class A*                       220,120
2,000             UnitedHealth Group, Inc.                               123,500
                                                                    -----------
                                                                         343,620
                                                                    -----------



See accompanying Notes to Financial Statements.

                                                                               5





                          MATRIX EMERGING GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

OIL & Gas Producers: 0.6%
1,750             Ocean Energy, Inc.                                    $ 30,538
                                                                    -----------

OIL - DOMESTIC INTEGRATED: 2.6%
3,000             Transocean Sedco Forex, Inc.*                          123,750
                                                                    -----------

OIL - EXPLORATION & Production: 1.5%
7,000             Comstock Resources, Inc.*                               71,750
                                                                    -----------

OIL EQUIPMENT, WELLS & Services: 3.1%
10,125            XTO Energy, Inc.                                       145,294
                                                                    -----------

PHARMACEUTICALS: 1.9%
1,000             Professional Detailing, Inc.*                           92,000
                                                                    -----------

RETAIL: 3.8%
6,000             99 CENTS Only Stores, Inc.*                            179,700
                                                                    -----------

SCHOOLS: 7.2%
3,000             Apollo Group, Inc. - Class A*                          127,350
3,000             Learning Tree International, Inc.*                      68,880
6,000             Sylvan Learning Systems, Inc.*                         145,800
                                                                    -----------
                                                                         342,030
                                                                    -----------

SOFTWARE: 1.1%
2,000             HNC Software, Inc.*                                     50,000
                                                                    -----------

TELECOMMUNICATIONS: 7.2%
3,500             Comverse Technology, Inc.*                             201,670
2,700             Global Crossing Ltd.*                                   23,328
4,500             JDS Uniphase Corp.*                                     57,375
3,750             WorldCom, Inc.*                                         53,250
  150             WorldCom, Inc. - MCI Group                               2,415
                                                                    -----------
                                                                         338,038
                                                                    -----------

UTILITIES - ELECTRICAL AND GAS: 0.6%
1,000             Energen Corp.                                           27,600
                                                                    -----------

TOTAL COMMON STOCKS
    (cost $2,850,114)                                                  4,716,569
                                                                    -----------




PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.9%

$40,658           Firstar Institutional Money Market Fund
                    (cost $40,658)                                  $     40,658
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
        (cost $2,890,772+):  100.4%                                    4,757,227
Liabilities in excess of Other
        Assets:  (0.4)%                                                  (16,973)
                                                                    -----------
NET ASSETS: 100.0%                                                    $4,740,254
                                                                    ============

* Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation      $2,551,555
        Gross unrealized depreciation        (685,100)
                                           ----------
        Net unrealized appreciation        $1,856,455
                                           ==========









See accompanying Notes to Financial Statements.


                                  MATRIX FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                          GROWTH    EMERGING GROWTH
                                                           FUND          FUND
-----------------------------------------------------------------------------------
ASSETS
        Investments in securities, at value
           (cost $6,354,388 and $2,890,772,
            respectively) ............................   $ 9,634,793    $ 4,757,227
        Receivables:
                Dividends and interest ...............         4,296            125
                Fund shares sold .....................             8          6,763
        Prepaid expenses .............................         2,407           --
                                                         -----------    -----------

        Total assets .................................     9,641,504      4,764,115
                                                         -----------    -----------


LIABILITIES
        Payables:
                Administration fees ..................           247            247
                Due to advisor .......................         1,476          2,082
        Accrued expenses .............................        19,708         21,532
                                                         -----------    -----------
                        Total liabilities ............        21,431         23,861
                                                         -----------    -----------



        NET ASSETS ...................................   $ 9,620,073    $ 4,740,254
                                                         ===========    ===========


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE ($9,620,073/796,235 and $4,740,254/
  316,667, respectively; unlimited number of
  shares authorized without par value) ...............   $     12.08    $     14.97
                                                         ===========    ===========


COMPONENTS OF NET ASSETS
        Paid-in capital ..............................   $ 5,568,121    $ 2,511,209
        Accumulated net investment loss ..............       (21,366)       (46,060)
        Accumulated net realized gain on investments .       792,913        408,650
        Net unrealized appreciation on investments ...     3,280,405      1,866,455
                                                         -----------    -----------

                        Net assets ...................   $ 9,620,073    $ 4,740,254
                                                         ===========    ===========


See accompanying Notes to Financial Statements.


                                  MATRIX FUNDS

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS For the Six Months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       GROWTH  EMERGING GROWTH
                                                        FUND        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
        Income
                Dividends .........................   $    30,359    $     1,702
                Interest ..........................        34,828          2,373
                                                      -----------    -----------
                        Total income ..............        65,187          4,075
                                                      -----------    -----------

        Expenses
                Advisory fees .....................        44,513         22,561
                Administration fees ...............        14,876         14,876
                Fund accounting fees ..............         9,917          9,521
                Audit fees ........................         7,439          7,439
                Transfer agent fees ...............         5,951          5,455
                Custody fees ......................         4,960          3,967
                Reports to shareholders ...........         2,480          1,240
                Registration fees .................         1,488            992
                Legal fees ........................         1,984          1,984
                Trustee fees ......................         2,728          2,380
                Insurance expense .................           269            181
                Miscellaneous .....................         1,710          1,307
                                                      -----------    -----------
                        Total expenses ............        98,315         71,903
                        Less: fees waived .........       (11,762)       (21,768)
                                                      -----------    -----------
                        Net expenses ..............        86,553         50,135
                                                      -----------    -----------

                                NET INVESTMENT LOSS       (21,366)       (46,060)
                                                      -----------    -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain (loss) on investments ...       (56,911)       279,255
        Net unrealized depreciation on investments     (1,310,347)    (1,296,831)
                                                      -----------    -----------

            Net realized and unrealized loss
                on investments ....................    (1,367,258)    (1,017,576)
                                                      -----------    -----------

              Net decrease in net assets resulting
                from operations ...................   $(1,388,624)   $(1,063,636)
                                                      ===========    ===========



See accompanying Notes to Financial Statements.


                               MATRIX GROWTH FUND
-------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JUNE 30, 2001*     DECEMBER 31, 2000
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
        Net investment loss .........................   $    (21,366)   $    (86,516)
        Net realized gain (loss) on investments .....        (56,911)      1,638,896
        Net unrealized depreciation on investments ..     (1,310,347)     (2,770,919)
                                                        ------------    ------------

           NET DECREASE IN NET ASSETS RESULTING
               FROM OPERATIONS ......................     (1,388,624)     (1,218,539)
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain ......................           --          (995,846)
                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS
        Net increase (decrease) in net assets derived
            from net change in outstanding shares (a)        (88,326)         60,297
                                                        ------------    ------------
                TOTAL DECREASE IN NET ASSETS ........     (1,476,950)     (2,154,088)

NET ASSETS
        Beginning of period .........................     11,097,023      13,251,111
                                                        ------------    ------------
        END OF PERIOD ...............................   $  9,620,073    $ 11,097,023
                                                        ============    ============

        Accumulated net investment loss .............   $    (21,366)   $       --
                                                        ============    ============

(a)     A summary of capital share transactions is as follows:





                                   SIX MONTHS ENDED         YEAR ENDED
                                    JUNE 30, 2001*       DECEMBER 31, 2000
                                    --------------       -----------------
                                  SHARES      VALUE     SHARES        VALUE
                                  ------      -----     ------        -----

Shares sold .................     5,611    $  70,006     26,333    $   427,464
Shares issued in reinvestment
  of distributions ..........      --           --       71,225        992,878
Shares redeemed .............   (12,482)    (158,332)   (84,844)    (1,360,045)
                                -------    ---------    -------    -----------

Net increase (decrease) .....    (6,871)   $ (88,326)    12,714    $    60,297
                                =======    =========    =======    ===========

*Unaudited.





See accompanying Notes to Financial Statements.


                          MATRIX EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED      YEAR ENDED
                                                       JUNE 30, 2001*   DECEMBER 31, 2000
                                                       --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment loss .........................   $    (46,060)   $   (142,783)
        Net realized gain on investments ............        279,255       1,270,466
        Net unrealized depreciation on investments ..     (1,296,831)     (1,246,677)
                                                        ------------    ------------

        NET DECREASE IN NET ASSETS RESULTING
            FROM OPERATIONS .........................     (1,063,636)       (118,994)
                                                        ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain ......................           --          (425,366)
                                                        ------------    ------------


CAPITAL SHARE TRANSACTIONS
        Net decrease in net assets derived from
net change in outstanding shares (a) ................       (309,032)       (691,799)
                                                        ------------    ------------

                Total decrease in net assets ........     (1,372,668)     (1,236,159)

NET ASSETS
        Beginning of period .........................      6,112,922       7,349,081
                                                        ------------    ------------

        End of period ...............................   $  4,740,254    $  6,112,922
                                                        ============    ============


        Accumulated net investment loss .............   $    (46,060)   $       --
                                                        ============    ============

(a)     A summary of capital share transactions is as follows:




                                   SIX MONTHS ENDED          YEAR ENDED
                                   JUNE 30, 2001*        DECEMBER 31, 2000
                                   --------------        -----------------
                                  SHARES      VALUE      SHARES       VALUE
                                  ------      -----      ------       -----
Shares sold .................     7,821    $ 116,159     14,953    $   336,777
Shares issued in reinvestment
of distributions ............      --           --       21,358        384,872
Shares redeemed .............   (28,101)    (425,191)   (62,454)    (1,413,448)
                                -------    ---------    -------    -----------

Net decrease ................   (20,280)   $(309,032)   (26,143)   $  (691,799)
                                =======    =========    =======    ===========

*Unaudited.



See accompanying Notes to Financial Statements.



                               MATRIX GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                    ----------------              -----------------------
                                                     JUNE 30, 2001*    2000      1999       1998       1997      1996
                                                     --------------    ----      ----       ----       ----      ----

Net asset value, beginning of period ..............   $   13.82   $   16.77  $   20.14  $   18.64  $   15.09  $   14.96
                                                      ---------   ---------  --- ------ ---------- ---------- ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss .......................       (0.03)      (0.11)     (0.08)     (0.07)     (0.06)     (0.01)
        Net realized and unrealized
        gain (loss) on investments ................       (1.71)      (1.49)      2.97       3.72       5.24       2.69
                                                      ---------   ---------  --- ------ ---------- ---------- ---------
Total from investment operations ..................       (1.74)      (1.60)      2.89       3.65       5.18       2.68
                                                      ---------   ---------  --- ------ ---------- ---------- ---------

LESS DISTRIBUTIONS:
        From net realized gain ....................        --         (1.35)     (6.26)     (2.15)     (1.63)     (2.55)
                                                      ---------   ---------  --- ------ ---------- ---------- ---------
        Net asset value, end of period ............   $   12.08   $   13.82  $   16.77  $   20.14  $   18.64  $   15.09
                                                      =========   =========  =========  =========  =========  =========

Total return ......................................   (12.59)%^       (9.61)%    16.04%     20.44%     34.57%     17.93%

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of
        period (millions) .........................   $    9.6   $   11.1   $   13.3   $   13.5   $   12.6   $   12.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived and
        expenses absorbed .........................   1.99%#           1.90%      1.98%      2.00%      1.98%      1.99%
        After fees waived and
        expenses absorbed .........................   1.75%#           1.75%      1.75%      1.75%      1.75%      1.75%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before fees waived and
        expenses absorbed .........................   (0.67)%#        (0.85)%    (0.72)%    (0.63)%    (0.57)%    (0.33)%
        After fees waived and
        expenses absorbed .........................   (0.43)%#        (0.70)%    (0.49)%    (0.38)%    (0.34)%    (0.08)%
        Portfolio turnover rate ...................   4.76%^          32.47%     49.00%      1.00%   --         --

   *       Unaudited.
   #       Annualized.
   ^       Not annualized.



See accompanying Notes to Financial Statements.


                          MATRIX EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                    ----------------                -----------------------
                                                     JUNE 30, 2001*    2000      1999       1998       1997      1996
                                                     --------------    ----      ----       ----       ----      ----

---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............   $   18.14   $   20.24  $   15.62  $   16.33  $   14.24  $   12.98
                                                      ---------   ---------  --- ------ ---------- ---------- ---------
INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss .......................       (0.15)      (0.42)     (0.31)     (0.26)     (0.21)     (0.18)
        Net realized and unrealized
                gain (loss) on investments ........       (3.02)      (0.34)      4.93      (0.21)      2.56       1.54
                                                      ---------   ---------  --- ------ ---------- ---------- ---------

Total from investment operations ..................       (3.17)      (0.76)      4.62      (0.47)      2.35       1.36
                                                      ---------   ---------  --- ------ ---------- ---------- ---------

LESS DISTRIBUTIONS:
        From net realized gain ....................        --         (1.34)   --           (0.24)     (0.26)     (0.10)
                                                      ---------   ---------  --- ------ ---------- ---------- ---------

Net asset value, end of period ....................   $   14.97   $   18.14  $   20.24  $   15.62  $   16.33  $   14.24
                                                      =========   =========  =========  =========  =========  =========

Total return ......................................   (17.48)%^       (3.72)%    29.58%     (2.72)%    16.58%     10.47%

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of
        period (millions) .........................   $     4.7   $    6.1   $    7.3   $    6.8   $    7.0   $    5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived and
        expenses absorbed .........................   2.87%#           2.21%      2.86%      2.70%      2.71%      3.13%
        After fees waived and
        expenses absorbed .........................   2.00%#           2.00%      2.00%      2.00%      2.00%      2.00%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before fees waived and
        expenses absorbed .........................   (2.71)%#        (2.07)%    (2.69)%    (2.29)%    (2.19)%    (2.53)%
        After fees waived and
        expenses absorbed .........................   (1.84)%#        (1.86)%    (1.83)%    (1.59)%    (1.48)%    (1.40)%
        Portfolio turnover rate ...................   8.48%^          16.32%     25.00%     25.00%     41.00%     30.00%


  *  Unaudited.
  #  Annualized.
  ^  Not annualized.


See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of the Gateway Trust, a family of four no-load, diversified mutual funds. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the reporting period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                  MATRIX FUNDS
--------------------------------------------------------------------------------
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

     Sena, Weller, Rohs, Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million. For the six months ended June 30, 2001, the advisory fees incurred were $44,513 for Matrix Growth and $22,561 for Matrix Emerging Growth.

     The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00% of average daily net assets for the Matrix Growth and the Matrix Emerging Growth, respectively, through June 30, 2001. During the six months ended June 30, 2001, the Advisor waived fees of $11,762 for Matrix Growth and $21,768 for Matrix Emerging Growth.

     The Funds are responsible for their own operating expenses. The Advisor may reduce its fees or make reimbursement to the Funds at any time in order to reduce the Funds' expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of the expenses which are the Funds' obligation are subject to reimbursement by the Funds provided the Funds are able to effect such reimbursement and remain in compliance with any expense limitations then in effect. At December 31, 2000, the aggregate amount of the Funds' unreimbursed expenses were $107,603 and $163,919 for Matrix Growth and Matrix Emerging Growth Funds, respectively, of which, $26,619, $33,090, $30,134, and $17,760 are recoupable by December 31, 2002, December 31, 2003, December 31, 2004, and December 31, 2005 respectively, for the Matrix Growth Fund and $45,537, $50,214, $52,252, and $15,916 are recoupable by December 31, 2002, December 31, 2003, December 31, 2004, and December 31, 2005, respectively, for the Matrix Emerging Growth Fund.

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

                                  MATRIX FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTSE (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

        Under $15 million               $30,000
        $15 to $50 million              0.20% of average daily net assets
        $50 to $100 million             0.15% of average daily net assets
        $100 to $150 million            0.10% of average daily net assets
        Over $150 million               0.05% of average daily net assets

     For the six months ended June 30, 2001, Matrix Growth Fund and Matrix Emerging Growth Fund each incurred $14,876 in administration fees.

     Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee paid to the Advisor is compensation for services it provides in connection with the promotion and distribution of the Funds' shares and related shareholder servicing. During the six months ended June 30, 2001, the Funds did not accrue any expenses under the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $533,740 and $411,816, respectively, for the Matrix Growth Fund and $428,627 and $732,884, respectively, for the Matrix Emerging Growth Fund.

--------------------------------------------------------------------------------

                                    ADVISOR

                        SENA WELLER ROHS WILLIAMS, INC.
                                300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344



                                  DISTRIBUTOR

                REYNOLDS DEWITT SECURITIES COMPANY, a division of
                        Sena Weller Rohs Williams, Inc.
                                300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344



                                   CUSTODIAN

                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                               425 Walnut Street
                              Cincinnati, OH 45202



                                 TRANSFER AGENT

                            ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite 261E
                               Phoenix, AZ 85108



                                    AUDITORS

                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103



                                 LEGAL COUNSEL

                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104


--------------------------------------------------------------------------------
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.